ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED AND OTHER LIABILITIES
ACCRUED AND OTHER LIABILITIES

10. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Other taxes payable	64,228	109,538
Accrued payroll and welfare	56,952	85,878
Current portion of consideration payable for acquisitions	2,000	54,762
Payable from the termination of sale of land use right	49,800	49,800
Accrual for rental	7,438	35,128
Professional service fees payable	26,513	21,815
Amounts due to cooperating partners	12,603	20,558
Payable to Zhenjiang Foreign Language School (Note 9 (i))	—	20,523
Payments in advance	22,772	20,609
Payable arising from the cancellation of an agreement*	—	14,440
Others	61,360	49,425
Total	303,666	482,476

* In relation to cancellation of Guangzhou Modern Olympic Training School, please refer to Note 19 – “Contingencies” for further details.